Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Third Avenue Variable Series Trust
Entity Central Index Key	0001089107
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000003889 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Portfolio
Class Name	Third Avenue Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.thirdave.com/fund-literature. You can also request this information by contacting your insurance company.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Third Avenue Value Portfolio	$153	1.30%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Portfolio Performance
The following discussion compares the performance of the Portfolio to the MSCI World Index to show how the Portfolio’s performance compares to the returns of a broad global equity index for the reporting period. Please reference the Average Annual Total Returns table below for the returns of the Portfolio and related index. The Portfolio seeks to generate long-term capital appreciation by employing Third Avenue Management LLC’s (the “Adviser”) fundamental, bottom-up, value investing philosophy.
The Portfolio generated returns of 34.85% over the fiscal year ended December 31, 2025. The Portfolio’s benchmark, the MSCI World Index, returned 21.60% over the same period.
Top Contributors to Performance
  Portfolio relative performance was significantly aided by security selection within the Financials and Materials sectors. To a lesser extent, security selection within the Consumer Discretionary sector also aided relative performance.
  Portfolio performance was also aided by relative overweight exposures to Japan, Germany and Canada as well as by security selection within Canada, Ireland and Germany.
  The Portfolio’s very large relative underweight within the United States was beneficial to relative performance during the year.
  Top performing holdings included European banks, Bank of Ireland Group PLC and Deutsche Bank AG.
  Mining companies such as Lundin Mining Corp. and Capstone Copper Corp. provided significant positive contributions to performance, as did metallurgical coal company, Warrior Met Coal, Inc.
  U.K. bank, Close Brothers Group PLC, Italian cement manufacturer, Buzzi SpA, and Japanese semiconductor equipment maker, Horiba, Ltd., also provided important positive contributions.
Top Detractors from Performance
  The Portfolio’s relative performance was negatively impacted by the Portfolio’s somewhat elevated cash position.
  While the Portfolio’s relative underweight to U.S. holdings was beneficial to relative performance, security selection within the United States produced a drag on relative performance.
  The Portfolio’s relative overweight and security selection within the Energy sector both produced a negative impact on relative performance.
  Absolute and relative performance were negatively impacted by holdings in two U.K. companies, S4 Capital PLC and Harbour Energy PLC, as well as North American building products companies, Interfor Corp. and Boise Cascade Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Portfolio Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Third Avenue Value Portfolio and the MSCI World Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Third Avenue Value Portfolio	34.85%	17.68%	9.66%
MSCI World Index	21.60%	12.66%	12.74%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Portfolio shares.
Net Assets	$ 85,383,325
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 623,868
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio net assets	$85,383,325
Total number of portfolio holdings	34
Total advisory fee paid, net	$623,868
Portfolio turnover rate, as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio as of the report date.
Summary of Investments by Industry*
Metals & Mining	15.2%
Oil & Gas Production & Services	11.6%
Building Products	10.2%
Diversified Holding Companies	9.0%
Automotive	8.9%
Banks	8.0%
Transportation & Logistics	7.4%
Capital Equipment	5.1%
Energy - Refining & Marketing	2.9%
Insurance	2.1%
Non-U.S. Real Estate Operating Companies	2.0%
Others^	5.9%
Short-Term Investments	10.5%
Other Assets less Liabilities	1.2%
Total	100.0%
*	(% of Net Assets)
^	Includes Consumer Products, Materials/Diversified Chemicals, Media and Brokerages & Exchanges.
+	Includes Brazil, Bermuda, South Korea, Mexico and Philippines.
Country Concentration*

Material Fund Change [Text Block]	Material Portfolio Changes During the Period There were no material changes to the Portfolio.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended December 31, 2025, there were no changes in and/or disagreements with Accountants.